Other Payables to TV Stations	12 Months Ended
Dec. 31, 2014
Other Payables To Tv Stations [Abstract]
OTHER PAYABLES TO TV STATIONS

NOTE 9 – OTHER PAYABLES TO TV STATIONS

	December 31, 2014	December 31, 2013

Other payable to Kunming TV Station	77,175	77,175
Other payable to China YR TV Station	1,203,958	1,208,568
	$1,281,133	$1,285,743

As of December 31, 2014 and 2013, other payable to Kunming Television Station represents payable of $77,175 to be paid by ANT due to the late payment of capital contribution to Kunming Tech Co.

Other payable to China YR TV Station mainly represents reimbursement of YR TV Station’s cost of purchase of TV programs and broadcasting and administrative expenses.